Income Taxes (Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Disclosure of income taxes [abstract]
Tax losses and deductible temporary differences for which no deferred tax assets recognized		$ 2,475
Temporary differences associated with investments in subsidiaries and equity-accounted investees, for which deferred tax liabilities have not been recognized	$ 7,010	$ 7,644
Deferred Tax Asset Net Asset Basis Step Up	$ 134